Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
			Average Summary Compensation Table Total for Non-PEO NEOs(3)		Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)		Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return (“TSR”)(5)	Peer Group TSR(6)	Net Income (Loss)(7)	Company- Selected Measure(8)
2025	$12,871,506	$46,067,357	$3,676,360	$11,656,772	$433.23	$124.75	$(130,148,985)	N/A
2024	$9,473,819	$17,934,338	$3,003,533	$5,176,453	$191.47	$93.49	$275,188,347	N/A
2023	$7,067,572	$15,327,386	$1,809,202	$4,027,890	$113.74	$94.03	$(78,955,225)	N/A
2022	$5,993,238	$(5,174,369)	$2,466,805	$(1,687,548)	$54.12	$89.90	$(127,393,315)	N/A
2021	$5,544,733	$12,111,993	$2,222,969	$4,761,991	$169.64	$100.02	$(125,550,748)	N/A

(1)
The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table.

(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for the most recent fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025
Summary Compensation Table Total	$12,871,506
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(11,457,214)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	20,697,430
Plus, fair value as of vesting date of equity awards granted and vested in the year	1,579,856
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	17,571,587
Plus (less), change in fair value from prior fiscal year end to vesting date of equity awards granted in prior years that vested in the year	4,804,192
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to PEO	$46,067,357

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are Dr. Molina and Mr. Ali for 2025, Drs. Gupta and Molina and Mr. Ali for 2024, Dr. Gupta and Mr. Ali for 2023, and Dr. Gupta and Dr. David Y. Liu, Ph.D., for 2022 and 2021.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group

(excluding our CEO) during the applicable year. In accordance with the SEC rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below for the most recent fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
Average Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table	$3,676,360
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(2,788,243)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	5,036,223
Plus, average fair value as of vesting date of equity awards granted and vested in the year	384,694
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	4,353,166
Plus (less), average change in fair value from prior fiscal year end to vesting date of equity awards granted in prior years that vested in the year	994,572
Less, prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	$11,656,772

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.

(6)
The peer group used for this purpose is the Nasdaq Biotechnology Index.

(7)
The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

(8)
The Company does not use any financial performance measures to link executive compensation actually paid to Company performance. Consequently, no “Company Selected Measure” is included in the table above.

Named Executive Officers, Footnote
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are Dr. Molina and Mr. Ali for 2025, Drs. Gupta and Molina and Mr. Ali for 2024, Dr. Gupta and Mr. Ali for 2023, and Dr. Gupta and Dr. David Y. Liu, Ph.D., for 2022 and 2021.

Peer Group Issuers, Footnote	(6) The peer group used for this purpose is the Nasdaq Biotechnology Index.
PEO Total Compensation Amount	$ 12,871,506	$ 9,473,819	$ 7,067,572	$ 5,993,238	$ 5,544,733
PEO Actually Paid Compensation Amount	$ 46,067,357	17,934,338	15,327,386	(5,174,369)	12,111,993
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for the most recent fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025
Summary Compensation Table Total	$12,871,506
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(11,457,214)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	20,697,430
Plus, fair value as of vesting date of equity awards granted and vested in the year	1,579,856
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	17,571,587
Plus (less), change in fair value from prior fiscal year end to vesting date of equity awards granted in prior years that vested in the year	4,804,192
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to PEO	$46,067,357

Non-PEO NEO Average Total Compensation Amount	$ 3,676,360	3,003,533	1,809,202	2,466,805	2,222,969
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,656,772	5,176,453	4,027,890	(1,687,548)	4,761,991
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group
(excluding our CEO) during the applicable year. In accordance with the SEC rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below for the most recent fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
Average Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table	$3,676,360
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(2,788,243)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	5,036,223
Plus, average fair value as of vesting date of equity awards granted and vested in the year	384,694
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	4,353,166
Plus (less), average change in fair value from prior fiscal year end to vesting date of equity awards granted in prior years that vested in the year	994,572
Less, prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	$11,656,772

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The Company did not use any financial performance measures to link executive compensation actually paid to our performance in 2025. However, the most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•
clinical development goals related to our rusfertide IL-17 clinical programs;

•
research and development goals related to our obesity and oral hepcidin discovery programs; and

•
business development goals related to alliances and external innovation, and the finance goal related to maximizing stockholder value and maintaining our cash runway.

Total Shareholder Return Amount	$ 433.23	191.47	113.74	54.12	169.64
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.9	100.02
Net Income (Loss)	$ (130,148,985)	$ 275,188,347	$ (78,955,225)	$ (127,393,315)	$ (125,550,748)
Measure:: 1
Pay vs Performance Disclosure
Name	• clinical development goals related to our rusfertide IL-17 clinical programs
Measure:: 2
Pay vs Performance Disclosure
Name	• research and development goals related to our obesity and oral hepcidin discovery programs
Measure:: 3
Pay vs Performance Disclosure
Name	• business development goals related to alliances and external innovation, and the finance goal related to maximizing stockholder value and maintaining our cash runway
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,457,214)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,697,430
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,571,587
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,579,856
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,804,192
PEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,788,243)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,036,223
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,353,166
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	384,694
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	994,572
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount